UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here if Amendment [   ];  Amendment Number:

This Amendment :        [      ] is a restatement
  (Check only one.)     [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Piedra Capital, Ltd.
Address: (NEW) 3700 Buffalo Speedway
               Suite 520
               Houston, Texas 77098

13F File Number: TO BE ASSIGNED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:  S. Peter Hidalgo, II
Title:    Principal
Phone:    713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II     HOUSTON, TEXAS       MAY 10, 2000

Report Type (Check only one):

[  XX  ]    13F HOLDINGS REPORT
[      ]    13F NOTICE
[      ]    13F COMBINATION REPORT

List of Other managers Reporting for this Manger:  0

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:          70
Form 13F Information Table Value Total:    $229,365,540.00


List of Other Managers:

No.   13F File Number       Name

      NONE


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            FORM 13F HOLDINGS REPORT
              PIEDRA CAPITAL, LTD.

           All Equity Holdings =>$200,000
                December 31, 1999


                     Title of                VALUE      SHARES/  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    Security           Class     CUSIP       (000)      PRN AMT  PRN CALL  DISCRETION MANAGERS SOLE   SHARED NONE
3 Com Corp              COM    885535104    $  347.80      7400   SH         SOLE       None     7400
Abbott Laboratories,    COM    002824100    $1,646.33     45337   SH         SOLE       None    45337
ADC Telecommunicatio    COM    000886101    $6,335.43     87310   SH         SOLE       None    87310
AES Corp.               COM    00130H105    $7,399.13     98985   SH         SOLE       None    98985
American Power Conve    COM    029066107    $7,619.84    288904   SH         SOLE       None   288904
Applied Power Class     COM    038225108    $6,563.55    178600   SH         SOLE       None   178600
AptarGroup Inc.         COM    038336103    $  273.86     10900   SH         SOLE       None    10900
Artesyn Technologies    COM    043127109    $1,470.00     70000   SH         SOLE       None    70000
Autodesk, Inc.          COM    052769106    $7,798.78    231075   SH         SOLE       None   231075
AutoZone Inc.           COM    053332102    $2,261.70     70000   SH         SOLE       None    70000
Bell Atlantic Corp      COM    077853109    $  289.34      4700   SH         SOLE       None     4700
BMC Software Inc.       COM    055921100    $8,739.17    109325   SH         SOLE       None   109325
C Cube Microsystems     COM    125015107    $8,403.44    134995   SH         SOLE       None   134995
Canandaigua Brands C    COM    137219200    $  216.75      4250   SH         SOLE       None     4250
Cardinal Health Ind     COM    14149Y108    $5,362.00    112000   SH         SOLE       None   112000
Carlisle Companies I    COM    142339100    $3,582.09     99503   SH         SOLE       None    99503
Citigroup Inc.          COM    172967101    $  318.14      5713   SH         SOLE       None     5713
Computer Sciences Co    COM    205363104    $  643.48      6800   SH         SOLE       None     6800
Compuware Corp          COM    205638109    $4,730.75    127000   SH         SOLE       None   127000
Concord EFS Incorpor    COM    206187105    $5,323.43    206735   SH         SOLE       None   206735
Conseco Inc             COM    208464107    $1,081.07     60700   SH         SOLE       None    60700
Covance Inc.            COM    222161100    $  432.40     40000   SH         SOLE       None    40000
Dell Computer           COM    247025109    $1,157.70     22700   SH         SOLE       None    22700
ECI Telecom Ltd.        COM    268258100    $3,986.33    126050   SH         SOLE       None   126050
Elan Corp. ADR          ADR    284131208    $6,714.17    227599   SH         SOLE       None   227599
EMC Corporation         COM    268648102    $  250.73      2295   SH         SOLE       None     2295
Equitable Resources,    COM    294549100    $  393.83     11800   SH         SOLE       None    11800
Exxon Mobil Corporat    COM    302290101    $1,649.44     20474   SH         SOLE       None    20474
Family Dollar Stores    COM    307000109    $5,028.17    308240   SH         SOLE       None   308240
FINOVA Group            COM    317928109    $2,081.01     58620   SH         SOLE       None    58620
Genzyme General         COM    372917104    $7,164.90    159220   SH         SOLE       None   159220
Harman International    COM    413086109    $  333.94      5950   SH         SOLE       None     5950
Hibernia Corp. Class    COM    428656102    $  215.16     20250   SH         SOLE       None    20250
IBP Incorporated        COM    449223106    $  208.98     11610   SH         SOLE       None    11610
Illinois Tool Works     COM    452308109    $  267.01      3952   SH         SOLE       None     3952
Jabil Circuit Incorp    COM    466313103    $6,517.81     89285   SH         SOLE       None    89285
Lafarge Corp.           COM    505862102    $  255.53      9250   SH         SOLE       None     9250
Manor Care Inc.         COM    404134108    $4,800.32    300020   SH         SOLE       None   300020
MasTec Inc.             COM    576323109    $4,249.75     95500   SH         SOLE       None    95500
Metamore Worldwide      COM    59133P100    $4,567.82    156835   SH         SOLE       None   156835
MicroChip Technology    COM    595017104    $6,970.36    101850   SH         SOLE       None   101850
Nokia, Inc.             ADR    654902204    $2,404.33     12584   SH         SOLE       None    12584
Nortel Networks Corp    COM    665815106    $2,986.57     29570   SH         SOLE       None    29570
Protective Life Corp    COM    743674103    $5,110.52    160645   SH         SOLE       None   160645
QUALCOMM Inc.           COM    747525103    $  598.83      3400   SH         SOLE       None     3400
Rogers Communication    COM    775109200    $4,957.43    200300   SH         SOLE       None   200300
Rouse Company           COM    779273101    $  677.13     31865   SH         SOLE       None    31865
Rowan Companies         COM    779382100    $7,275.07    335450   SH         SOLE       None   335450
Schering-Plough Corp    COM    806605101    $1,308.12     30870   SH         SOLE       None    30870
Sensormatic Electron    COM    817265101    $  517.72     29690   SH         SOLE       None    29690
Solectron Corp. Del.    COM    834182107    $1,914.87     20130   SH         SOLE       None    20130
SouthTrust Corp.        COM    844730101    $5,439.52    143855   SH         SOLE       None   143855
Southwest Airlines,     COM    844741108    $5,431.30    336824   SH         SOLE       None   336824
Sterling Commerce       COM    859205106    $7,125.21    209565   SH         SOLE       None   209565
SunGard Data Systems    COM    867363103    $4,210.88    177300   SH         SOLE       None   177300
Suntrust Banks          COM    867914103    $  220.20      3200   SH         SOLE       None     3200
Swift Transportation    COM    870756103    $1,639.59     93000   SH         SOLE       None    93000
Sylvan Learning Syst    COM    871399101    $1,130.87     86990   SH         SOLE       None    86990
Tecumseh Products Co    COM    878895200    $  201.49      4270   SH         SOLE       None     4270
Tellabs Inc.            COM    879664100    $  243.91      3800   SH         SOLE       None     3800
Teva Pharmaceutical     ADR    881624209    $8,505.36    118645   SH         SOLE       None   118645
Tommy Hilfiger          COM    G8915Z102    $4,677.81    200120   SH         SOLE       None   200120
Transocean SEDCO For    COM    839817106    $6,391.53    189730   SH         SOLE       None   189730
United Auto Group       COM    909440109    $  330.69     37000   SH         SOLE       None    37000
Visx Inc.               COM    92844S105    $6,539.13    126360   SH         SOLE       None   126360
Watson Pharmaceutica    COM    942683103    $6,842.69    191070   SH         SOLE       None   191070
Weatherford Internat    COM    947074100    $  514.00     12870   SH         SOLE       None    12870
Wellman Inc.            COM    949702104    $  206.18     11070   SH         SOLE       None    11070
Williams-Sonoma         COM    969904101    $4,313.19     93765   SH         SOLE       None    93765
TOTAL PORTFOLIO                           $229,365.54



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